Stockholders Equity - Additional Information (Details)			12 Months Ended
	Jun. 21, 2023 USD ($) $ / shares shares	Jul. 26, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	May 15, 2023 $ / shares shares
Class Of Stock [Line Items]
Preferred stock, par or stated value per share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized | shares			10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued | shares			0	0	0
Preferred stock, shares outstanding | shares			0	0	0
Common stock, shares authorized | shares			300,000,000	150,000,000	300,000,000	300,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from issuance of common stock				$ 126,425,000
Number of votes per share | Vote			1
Common stock, voting rights			The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders (and written actions in lieu of meetings), and there are not any cumulative voting rights. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of the holders of shares of capital stock of the Company; however, the issuance of common stock may be subject to the vote of the holders of one or more series of preferred stock that may be required by terms of the Third Amended and Restated Certificate of Incorporation.
Cash dividends declared or paid			$ 0
Underwriter | J.P. Morgan Securities LLC
Class Of Stock [Line Items]
Stock issued | shares	869,565
Offering price per share | $ / shares	$ 86.25
Proceeds from issuance of common stock	$ 70,200,000
Offering costs	$ 300,000
Option to purchase additional number of shares | shares	130,434
Expiration of option to purchase additional number of shares	Jul. 21, 2023
Underwriting discounts commissions	$ 4,500,000
Securities Purchase Agreement
Class Of Stock [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Net proceeds with certain investors		$ 126,400,000
Offering costs		$ 200,000
Share issued to investors | shares		1,193,830
Underwriting discounts commissions		$ 0
Offering price per share | $ / shares		$ 106.03